Cover	Sep. 05, 2023
Cover [Abstract]
Entity Registrant Name	SOLITRON DEVICES, INC.
Entity Central Index Key	0000091668
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 05, 2023
Entity File Number	001-04978
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	22-1684144
Entity Address Address Line 1	901 Sansburys Way
Entity Address City Or Town	West Palm Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33411
City Area Code	561
Local Phone Number	848-4311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false